INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,047	$ 1,244
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	886	786
Revaluation of long term loans	0	4
Stock-based compensation	183	43
Increase (decrease) in employee severance benefits, net	(10)	40
Decrease in trade receivables, net	1,546	149
Decrease in operating lease right-of-use assets	24	449
Decrease in operating lease liabilities	(0)	(453)
Decrease in other receivables and prepaid expenses	95	187
Decrease (increase) in inventories	(250)	248
Decrease in trade payables	(411)	(370)
Increase in deferred tax liabilities	16	12
Increase (decrease) in other liabilities and accrued expenses	(279)	538
Net cash provided by operating activities	2,847	2,877
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(538)	(454)
Restricted deposits	(154)	(58)
Net cash used in investing activities	(692)	(512)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	(377)	(765)
Repayment of short-term loan from shareholder	0	(571)
Repayment of long-term loans	(77)	(108)
Proceeds from long-term loans	3,062	1,141
Repayment of property and equipment payables	(285)	(304)
Net cash provided by (used in) financing activities	2,323	(607)
Effect of exchange rate on cash and cash equivalents	(44)	21
Increase in cash and cash equivalents	4,434	1,779
Cash and cash equivalents at the beginning of the year	4,735	1,628
Cash and cash equivalents at end of the year	9,169	3,407
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Interest	6	95
Non-cash activities:
Purchase of property and equipment in credit	140	141
Right-of-use asset recognized with corresponding lease liability	$ 0	$ 153